CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, allowance	¥ 30,486	$ 4,294	¥ 7,764
Reserve for prepayments and other current assets	59,603	8,395	17,290
Long-term bank and other borrowings, non-current portion	¥ 1,994,014	$ 280,851	¥ 2,471,427
Treasury stock, common shares	12,101,847	12,101,847	12,101,847
Related party
Prepayments and other current assets, due from related party	¥ 151,481	$ 21,335	¥ 169,436
Short-term bank and other borrowings, loan from related party	7,810	1,100	13,105
Long-term bank and other borrowings, current portion, loan from related party	167,283	23,561	133,856
Long-term bank and other borrowings, non-current portion	¥ 69,182	$ 9,744	¥ 122,579
Class A ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737	84,463,737
Class B ordinary shares
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948